RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Stock-based compensation		$ 282,000
Director [Member]
Statement [Line Items]
Salaries	$ 300,000	250,000
Short-term employee benefits	584	584
Stock-based compensation	62,267	229,188
Total	$ 362,851	$ 479,772